SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
Gross Revenues by Products and Services
After the disposal as described in Note 3, the Company still has one operating segment, which is digital television related products and services. The gross revenues consist of the following:

	For the years ended December 31,
	2015	2016	2017

Revenues from continuing operations
Products	$248	$618	$790
Services
Cloud platform operations	412	2,019	2,341
Head-end system integration	527	708	1,846
Head-end system development	735	895	1,224

Subtotal	1,674	3,622	5,411

Total revenues	$1,922	$4,240	$6,201